Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,001,323	$8,854,347

Airlines — 4.8%
Pegasus Hava Tasimaciligi AS(a)(b)	296,338	2,608,678
Turk Hava Yollari AO(a)(b)	3,765,401	6,955,076

		9,563,754

Automobiles — 2.3%
Ford Otomotiv Sanayi AS	502,653	4,557,515

Banks — 23.5%
Akbank T.A.S.(a)	18,405,870	15,352,840
Turkiye Garanti Bankasi AS(a)	14,061,075	16,119,271
Turkiye Halk Bankasi AS(a)(b)	4,631,288	3,611,882
Turkiye Is Bankasi AS, Class C(a)	7,978,716	5,789,730
Yapi ve Kredi Bankasi AS(a)	16,165,828	5,498,017

		46,371,740

Beverages — 3.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS(a)	1,506,649	4,094,887
Coca-Cola Icecek AS	584,452	3,471,670

		7,566,557

Building Products — 0.3%
Trakya Cam Sanayii AS	1,446,763	682,926

Chemicals — 3.5%
Petkim Petrokimya Holding AS(a)(b)	7,712,467	3,991,059
Sasa Polyester Sanayi AS	1,432,638	2,142,184
Soda Sanayii AS	1,005,113	831,025

		6,964,268

Construction & Engineering — 1.5%
Tekfen Holding AS(b)	1,460,673	2,999,931

Containers & Packaging — 0.4%
Anadolu Cam Sanayii AS	1,169,359	725,117

Diversified Financial Services — 3.6%
Haci Omer Sabanci Holding AS	5,246,053	6,383,089
Turkiye Sinai Kalkinma Bankasi AS(a)(b)	4,509,914	727,245

		7,110,334

Electric Utilities — 1.2%
Enerjisa Enerji AS(c)	1,966,221	2,340,499

Equity Real Estate Investment Trusts (REITs) — 1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)(b)	13,742,140	2,961,364

Food & Staples Retailing — 15.7%
BIM Birlesik Magazalar AS	2,689,684	25,668,611
Migros Ticaret AS(a)	573,998	2,813,823
Sok Marketler Ticaret AS(a)	1,491,699	2,558,510

		31,040,944

Food Products — 2.0%
Ulker Biskuvi Sanayi AS(a)	1,123,613	3,887,307

Gas Utilities — 0.4%
Aygaz AS	444,227	698,104

Health Care Providers & Services — 1.6%
MLP Saglik Hizmetleri AS(a)(b)(c)	770,161	1,888,851
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,036,478	1,239,853

		3,128,704

Security	Shares	Value

Household Durables — 0.8%
Vestel Elektronik Sanayi ve Ticaret AS(a)(b)	718,562	$1,492,636

Industrial Conglomerates — 6.6%
Dogan Sirketler Grubu Holding AS	8,630,482	2,416,510
Enka Insaat ve Sanayi AS	2	2
KOC Holding AS	4,515,553	10,684,018

		13,100,530

Machinery — 0.3%
Otokar Otomotiv Ve Savunma Sanayi AS	33,502	655,650

Metals & Mining — 8.6%
Eregli Demir ve Celik Fabrikalari TAS	7,341,538	8,663,693
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	6,423,455	2,363,538
Koza Altin Isletmeleri AS(a)	290,949	3,160,496
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	1,539,436	2,721,630

		16,909,357

Oil, Gas & Consumable Fuels — 4.7%
Tupras Turkiye Petrol Rafinerileri AS(a)	738,996	9,284,169

Textiles, Apparel & Luxury Goods — 1.8%
Aksa Akrilik Kimya Sanayii AS	1,541,375	1,457,431
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	317,130	2,101,338

		3,558,769

Transportation Infrastructure — 1.9%
TAV Havalimanlari Holding AS	1,296,783	3,859,077

Wireless Telecommunication Services — 4.4%
Turkcell Iletisim Hizmetleri AS	4,234,684	8,790,314

Total Common Stocks — 99.7% (Cost: $373,552,310)		197,103,913

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.69%(d)(e)(f)	14,073,035	14,094,144
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.16%(d)(e)	301,000	301,000

		14,395,144

Total Short-Term Investments — 7.3% (Cost: $14,379,464)		14,395,144

Total Investments in Securities — 107.0% (Cost: $387,931,774)		211,499,057

Other Assets, Less Liabilities — (7.0)%		(13,834,075)

Net Assets — 100.0%		$197,664,982

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Turkey ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,992,086	(22,919,051)	14,073,035	$14,094,144	$933,286	(b)	$(1,953)	$10,740
BlackRock Cash Funds: Treasury, SL Agency Shares	—	301,000	301,000	301,000	2,743		—	—

				$14,395,144	$936,029		$(1,953)	$10,740

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	6	06/19/20	$280	$14,653

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$197,103,913	$—	$—	$197,103,913
Money Market Funds	14,395,144	—	—	14,395,144

	$211,499,057	$—	$—	$211,499,057

Derivative financial instruments(a)
Assets
Futures Contracts	$14,653	$—	$—	$14,653

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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